Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives for the current and comparative periods are as follows:
%
Computers and peripherals and equipment	33
Office furniture and equipment	7 – 15
Leasehold improvements	The shorter of the lease term and the useful life